Income Taxes - Schedule of Components of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes - Schedule Of Components Of Income Tax Provision Details
Current Federal	$ 0	$ 0
Current State	0	0
Total Current	0	0
Deferred Federal	0	0
Deferred State	0	0
Total Deferred	0	0
Total	$ 0	$ 0